Investments in Associates and Joint Ventures - Summarized Financial Information of the Group's Principal Associates and Joint Ventures (Parenthetical) (Detail) - CNY (¥) ¥ in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 24, 2015	Aug. 31, 2016	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates and joint ventures [Line Items]
Registered Capital				¥ 183,021	¥ 183,021
China Petroleum Finance Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Cash injected by China National Petroleum Corporation		¥ 19,471
Registered Capital		¥ 8,331		¥ 8,331	¥ 8,331	¥ 5,441
Associate, Interest Direct %		32.00%		32.00%	32.00%	49.00%
Increase in net assets		¥ 307
CNPC Exploration and Development Company Limited [member]
Disclosure of associates and joint ventures [Line Items]
Registered Capital				¥ 16,100
Trans-Asia Gas Pipeline Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Registered Capital				¥ 5,000	¥ 5,000
Equity interest sold				50.00%	50.00%
Trans-Asia Gas Pipeline Co., Ltd. [member] | CNPC Exploration and Development Company Limited [member]
Disclosure of associates and joint ventures [Line Items]
Equity interest sold	50.00%		50.00%
Total consideration received	¥ 14,671		¥ 14,671
Share Capital [member] | China Petroleum Finance Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Cash injected by China National Petroleum Corporation		2,890
Capital reserve [member] | China Petroleum Finance Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Cash injected by China National Petroleum Corporation		¥ 16,581